Equity (Details 5)	12 Months Ended
Dec. 31, 2024 BRL (R$)
May 01, 2025
Shares granted	R$ 397,742,000
Equity, at fair value	R$ 8,120
CAD approval	Aug. 2024
Granting and start of vesting	May 02, 2024
Restriction until	05.01.2027
Status	In progress
October 25, 2025
Shares granted	R$ 516,047,000
Equity, at fair value	R$ 7,600
CAD approval	Oct. 2024
Granting and start of vesting	May 02, 2024
Restriction until	n/a
Status	In progress
October 25, 2026
Shares granted	R$ 516,050,000
Equity, at fair value	R$ 7,340
CAD approval	Oct. 2024
Granting and start of vesting	May 02, 2024
Restriction until	n/a
Status	In progress
October 25, 2027
Shares granted	R$ 516,058,000
Equity, at fair value	R$ 7,020.00
CAD approval	Oct. 2024
Granting and start of vesting	May 02, 2024
Restriction until	n/a
Status	In progress